Postretirement Benefit Plans - Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 12	$ 10	$ 12
Interest cost	11	13	15
Fair value of plan assets at end of year	190
Accumulated Other Comprehensive Income (Loss) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total AOCI at beginning of year	70	2
Net actuarial loss (gain)	(21)	74
Exchange rate differences	(7)	(6)
Total AOCI at end of year	42	70	2
Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation at beginning of year	447	406
Service cost	12	10
Interest cost	11	13
Actuarial (gains) and losses	(18)	76
Curtailments and settlements	(16)
Benefits paid	(14)	(15)
Benefit obligation assumed in acquisitions	177
Exchange rate differences	(38)	(43)
Projected benefit obligation at end of year	561	447	406
Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets at beginning of year	157	170
Actual return on plan assets	7	10
Employer contributions	10	11
Curtailments and settlements	(12)
Benefits paid	(14)	(15)
Plan assets acquired in acquisitions	56
Exchange rate differences	(14)	(19)
Fair value of plan assets at end of year	190	157	$ 170
Funded Plans with Assets Less than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded status	(371)	(290)
Classification of Funded Status [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension cost within other non-current assets	4
Accrued pension cost within other non-current liabilities	(368)	(282)
Accrued pension cost within accrued liabilities	(7)	(8)
Funded status	(371)	(290)
Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligations	518	416
Plans with Assets Less Than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets, Funded plans	73	153
Accumulated benefit obligations, Funded plans	209	204
Projected benefit obligations, Funded plans	243	224
Accumulated benefit obligations, Unfunded plans	196	209
Projected benefit obligations, Unfunded plans	$ 204	$ 218